Revenues and segmented information - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2019 CAD ($) segment	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of reportable segments | segment	3
Revenues	$ 439,800	$ 434,416
Property, plant and equipment	19,352	30,436	$ 30,996
Goodwill	239,754	240,806
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	161,870	168,038
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	158,072	144,940
Property, plant and equipment	21	67
Goodwill	26,271	26,399
UNITED KINGDOM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	107,525	109,024
Countries outside of Canada and the USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		12,414
Property, plant and equipment	1,551	1,872
Goodwill	4,420	5,334
Intangible Assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Intangible assets	465,832	546,997	$ 555,408
Intangible Assets | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Intangible assets	353,305	423,485
Intangible Assets | Countries outside of Canada and the USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Intangible assets	24,990	30,332
DHX Television
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	52,469	55,014
Content Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 373,011	$ 366,368